Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Payables and Accruals [Abstract]
Components of Accrued Expenses

Accrued expenses consisted of the following as of March 28, 2015 and December 27, 2014:

	March 28, 2015	December 27, 2014
Interest	$15,917	$32,475
Payroll and benefits	13,100	20,326
Capital lease obligations	17,926	17,530
Insurance	12,469	11,402
Non-income taxes	5,765	5,520
Professional fees	3,051	3,299
Other(1)	13,384	10,944

Total	$81,612	$101,496

(1)	Consists primarily of subcontractor and working capital settlement accruals.

Accrued expenses consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Interest	$32,475	$17,294
Payroll and benefits	20,326	16,368
Capital lease obligations	17,530	2,068
Insurance	11,402	7,445
Non-income taxes	5,520	4,168
Professional fees	3,299	2,352
Other(1)	10,944	7,556

Total	$101,496	$57,251

(1)	Consists primarily of subcontractor and working capital settlement accruals.